Capital management (Tables)	6 Months Ended
Jun. 30, 2020
Capital Management [abstract]
Main credit ratings

Main credit ratings of ING at 30 June 2020
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
Long-term	A-	Negative	Baa1	Stable	A+	RWN*
ING Bank N.V.
Long-term	A+	Stable	Aa3	Stable	AA-	RWN*
Short-term	A-1		P-1		F1+
* Rating Watch Negative